6. TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details 1) - Notes Receivables [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets
Beginning balance	R$ (508,848)	R$ (467,555)
Initial adoption IFRS 9		(12,612)
Incorporation of companies
Transfer - held for sale		8,991
Provision	(23,899)	(46,357)
Write-offs	44,039	49,445
Exchange rate variation	(15,140)	(40,760)
Ending balance	R$ (503,848)	R$ (508,848)